American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
May 31, 2023

American Century Multisector Floating Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 38.6%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.71%, (1-month LIBOR plus 1.60%), 6/15/36(1)	247,000	238,150
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 6.55%, (3-month LIBOR plus 1.25%), 11/2/30(1)	242,892	240,937
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.90%, (3-month LIBOR plus 1.60%), 4/30/31(1)	250,000	244,808
Apidos CLO XXV, Series 2016-25A, Class A1R, VRN, 6.42%, (3-month LIBOR plus 1.17%), 10/20/31(1)	250,000	247,057
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class D, VRN, 7.62%, (1-month SOFR plus 2.56%), 9/15/34(1)	250,000	245,789
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.46%, (1-month LIBOR plus 1.35%), 11/15/36(1)	200,000	196,149
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 6.91%, (1-month SOFR plus 1.85%), 5/15/37(1)	200,000	197,554
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 6.16%, (30-day average SOFR plus 1.25%), 1/20/37(1)	186,809	181,551
ARES LII CLO Ltd., Series 2019-52A, Class A1R, VRN, 6.32%, (3-month LIBOR plus 1.05%), 4/22/31(1)	250,000	245,876
Babson CLO Ltd., Series 2015-IA, Class AR, VRN, 6.24%, (3-month LIBOR plus 0.99%), 1/20/31(1)	268,985	266,235
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 6.21%, (1-month LIBOR plus 1.10%), 3/15/36(1)	200,000	194,490
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	79,852	79,317
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 6.38%, (3-month LIBOR plus 1.11%), 1/22/31(1)	250,000	248,043
Cook Park CLO Ltd., Series 2018-1A, Class B, VRN, 6.66%, (3-month LIBOR plus 1.40%), 4/17/30(1)	250,000	243,265
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 6.31%, (3-month LIBOR plus 1.05%), 7/15/31(1)	250,000	247,418
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.65%, (1-month SOFR plus 2.58%), 8/17/37(1)	200,000	200,248
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 6.29%, (1-month LIBOR plus 1.18%), 9/15/37(1)	221,615	220,143
Grippen Park CLO Ltd., Series 2017-1A, Class A, VRN, 6.51%, (3-month LIBOR plus 1.26%), 1/20/30(1)	219,490	218,327
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 6.16%, (1-month LIBOR plus 1.05%), 6/16/36(1)	139,813	136,059
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 6.11%, (1-month LIBOR plus 1.00%), 9/17/36(1)	178,411	172,208
LCM XV LP, Series 15A, Class AR2, VRN, 6.25%, (3-month LIBOR plus 1.00%), 7/20/30(1)	208,719	206,752
LMREC LLC, Series 2021-CRE4, Class A, VRN, 6.18%, (1-month LIBOR plus 1.05%), 4/22/37(1)	134,742	132,002
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, VRN, 6.46%, (30-day average SOFR plus 1.55%), 1/17/37(1)	300,000	294,479
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, VRN, 6.38%, (3-month LIBOR plus 1.12%), 4/25/32(1)	250,000	247,033
Magnetite XII Ltd., Series 2015-12A, Class ARR, VRN, 6.36%, (3-month LIBOR plus 1.10%), 10/15/31(1)	250,000	247,316
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 7.28%, (1-month SOFR plus 2.21%), 11/15/35(1)	200,000	197,050
MF1 Ltd., Series 2021-FL7, Class A, VRN, 6.19%, (1-month LIBOR plus 1.08%), 10/16/36(1)	260,000	252,939
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class BR, VRN, 6.80%, (3-month SOFR plus 1.75%), 1/20/35(1)	250,000	242,933
OFSI BSL VIII Ltd., Series 2017-1A, Class AR, VRN, 6.26%, (3-month LIBOR plus 1.00%), 8/16/29(1)	217,092	215,522
Owl Rock CLO IV Ltd., Series 2020-4A, Class A2R, VRN, 7.28%, (3-month LIBOR plus 1.90%), 8/20/33(1)	250,000	236,676
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, VRN, 6.18%, (3-month LIBOR plus 0.80%), 2/20/28(1)	101,085	100,855
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, VRN, 7.28%, (3-month LIBOR plus 1.90%), 2/20/28(1)	125,000	123,298
Rad CLO 5 Ltd., Series 2019-5A, Class AR, VRN, 6.39%, (3-month LIBOR plus 1.12%), 7/24/32(1)	250,000	245,667
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 6.34%, (1-month LIBOR plus 1.20%), 11/25/36(1)	194,655	189,387
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(1)(2)	90,000	90,000
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 6.30%, (3-month SOFR plus 1.23%), 4/25/31(1)	250,000	247,420
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 7.04%, (3-month SOFR plus 2.01%), 7/19/28(1)	250,000	248,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,796,333)		7,780,953
U.S. TREASURY SECURITIES — 34.2%
U.S. Treasury Notes, VRN, 5.40%, (3-month USBMMY plus 0.03%), 7/31/23	3,440,000	3,439,990
U.S. Treasury Notes, VRN, 5.41%, (3-month USBMMY plus 0.04%), 10/31/23	3,450,000	3,450,658
TOTAL U.S. TREASURY SECURITIES (Cost $6,888,680)		6,890,648
COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 5.80%, (1-month LIBOR plus 0.69%), 10/15/38(1)	208,511	201,729

BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 6.52%, (1-month SOFR plus 1.47%), 3/15/39(1)	250,000	245,257
BX Trust, Series 2018-BILT, Class A, VRN, 6.16%, (1-month LIBOR plus 0.80%), 5/15/30(1)	200,000	196,912
BX Trust, Series 2018-GW, Class A, VRN, 6.16%, (1-month LIBOR plus 0.80%), 5/15/35(1)	300,000	295,724
BX Trust, Series 2021-SDMF, Class A, VRN, 5.70%, (1-month LIBOR plus 0.59%), 9/15/34(1)	250,000	241,211
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 6.34%, (1-month LIBOR plus 1.23%), 5/15/36(1)	204,491	202,530
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 5.86%, (1-month LIBOR plus 0.75%), 10/15/38(1)	199,996	193,739
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 6.56%, (1-month LIBOR plus 1.45%), 7/15/25(1)	91,477	89,635
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 6.36%, (1-month LIBOR plus 1.25%), 11/15/36(1)	200,000	194,254
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 6.06%, (1-month LIBOR plus 0.95%), 12/15/36(1)	200,000	194,309
Life Mortgage Trust, Series 2021-BMR, Class A, VRN, 5.87%, (1-month SOFR plus 0.81%), 3/15/38(1)	196,594	191,749
MBRT, Series 2019-MBR, Class A, VRN, 6.31%, (1-month LIBOR plus 1.20%), 11/15/36(1)	225,000	224,261
Med Trust, Series 2021-MDLN, Class A, VRN, 6.06%, (1-month LIBOR plus 0.95%), 11/15/38(1)	199,045	193,206
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, SEQ, VRN, 6.46%, (1-month SOFR plus 1.40%), 3/15/39(1)	200,000	197,052
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class A, VRN, 6.06%, (1-month SOFR plus 1.00%), 1/15/39(1)	250,000	242,851
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,111,054)		3,104,419
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.1%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.14%, (1-month LIBOR plus 6.00%), 8/26/30(1)	144,934	147,824
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.67%, (30-day average SOFR plus 2.70%), 10/25/33(1)	141,747	141,977
		289,801
U.S. Government Agency Collateralized Mortgage Obligations — 5.7%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.77%, (30-day average SOFR plus 2.80%), 10/25/50(1)	212,273	215,755
FHLMC, Series 2020-HQA2, Class M2, VRN, 8.24%, (1-month LIBOR plus 3.10%), 3/25/50(1)	249,455	254,913
FHLMC, Series 2023-DNA1, Class M1A, VRN, 7.08%, (30-day average SOFR plus 2.10%), 3/25/43(1)	263,487	264,045
FHLMC, Series 2023-DNA2, Class M1A, VRN, 7.08%, (30-day average SOFR plus 2.10%), 4/25/43(1)	102,037	102,590
FNMA, Series 2022-RO4, Class 1M1, VRN, 6.97%, (30-day average SOFR plus 2.00%), 3/25/42(1)	199,960	200,893
FNMA, Series 2023-RO4, Class 1M1, VRN, 7.27%, (30-day average SOFR plus 2.30%), 5/25/43(1)	100,000	100,010
		1,138,206
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,426,215)		1,428,007
ASSET-BACKED SECURITIES — 3.4%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, VRN, 5.46%, (1-month LIBOR plus 0.35%), 9/15/45(1)	12,523	12,378
321 Henderson Receivables I LLC, Series 2005-2A, Class A1, VRN, 5.34%, (1-month LIBOR plus 0.23%), 11/15/40(1)	100,253	97,540
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 6.45%, (3-month LIBOR plus 1.05%), 11/25/33	78,225	77,672
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, VRN, 5.77%, (1-month LIBOR plus 0.62%), 4/22/26	200,000	200,372
Navistar Financial Dealer Note Master Owner Trust II, Series 2022-1, Class A, VRN, 6.18%, (30-day average SOFR plus 1.25%), 5/25/27(1)	225,000	225,363
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 6.01%, (3-month LIBOR plus 0.55%), 11/28/35	91,132	87,392
TOTAL ASSET-BACKED SECURITIES (Cost $694,419)		700,717
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $256,387)	256,387	256,387
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $20,173,088)		20,161,131
OTHER ASSETS AND LIABILITIES		(2,005)
TOTAL NET ASSETS — 100.0%		$20,159,126

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,648,660, which represented 62.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$7,780,953	—
U.S. Treasury Securities	—	6,890,648	—
Commercial Mortgage-Backed Securities	—	3,104,419	—
Collateralized Mortgage Obligations	—	1,428,007	—
Asset-Backed Securities	—	700,717	—
Short-Term Investments	$256,387	—	—
	$256,387	$19,904,744	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.